Financial instruments and risk management - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	$ (5,307)	$ (5,552)
Undiscounted Committed Future Cash Flow of Leases	(1,670)
Borrowings before swaps	(12,829)	(12,917)
Expected future interest payments	(6,374)	(7,238)
Other financial liabilities	(247)	(666)
Derivatives related to net debt - net settled	(39)	(148)
– gross inflows	1,910	1,951
– gross outflows	(2,323)	(2,429)
Derivatives not related to net debt - net settled	(60)	(83)
– gross inflows	699	1,664
– gross outflows	(703)	(1,733)
Total	(26,943)	(27,151)
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(4,841)	(5,129)
Undiscounted Committed Future Cash Flow of Leases	(349)
Borrowings before swaps	(723)	(312)
Expected future interest payments	(607)	(651)
Other financial liabilities	(247)	(666)
Derivatives related to net debt - net settled	(16)	(36)
– gross inflows	495	48
– gross outflows	(588)	(79)
Derivatives not related to net debt - net settled	(31)	(27)
– gross inflows	699	1,664
– gross outflows	(703)	(1,733)
Total	(6,911)	(6,921)
Between 1 and 2 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(45)	(423)
Undiscounted Committed Future Cash Flow of Leases	(267)
Borrowings before swaps	(171)	(562)
Expected future interest payments	(594)	(653)
Other financial liabilities		0
Derivatives related to net debt - net settled	(16)	(36)
– gross inflows	40	508
– gross outflows	(53)	(595)
Derivatives not related to net debt - net settled	0	(13)
Total	(1,106)	(1,774)
Between 2 and 3 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(12)
Undiscounted Committed Future Cash Flow of Leases	(157)
Borrowings before swaps	(665)	(166)
Expected future interest payments	(590)	(636)
Derivatives related to net debt - net settled	(16)	(36)
– gross inflows	40	39
– gross outflows	(53)	(58)
Derivatives not related to net debt - net settled	0	(5)
Total	(1,453)	(862)
Between 3 and 4 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(14)
Undiscounted Committed Future Cash Flow of Leases	(133)
Borrowings before swaps	(741)	(660)
Expected future interest payments	(551)	(630)
Derivatives related to net debt - net settled	9	(36)
– gross inflows	40	39
– gross outflows	(53)	(58)
Derivatives not related to net debt - net settled	(2)	(5)
Total	(1,445)	(1,350)
Between 4 and 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(15)
Undiscounted Committed Future Cash Flow of Leases	(93)
Borrowings before swaps	(1,209)	(741)
Expected future interest payments	(514)	(586)
Derivatives related to net debt - net settled	(3)	4
– gross inflows	507	39
– gross outflows	(599)	(58)
Derivatives not related to net debt - net settled	(4)	(5)
Total	(1,930)	(1,347)
More than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(380)
Undiscounted Committed Future Cash Flow of Leases	(671)
Borrowings before swaps	(9,320)	(10,476)
Expected future interest payments	(3,518)	(4,082)
Derivatives related to net debt - net settled	3	(8)
– gross inflows	788	1,278
– gross outflows	(977)	(1,581)
Derivatives not related to net debt - net settled	(23)	(28)
Total	$ (14,098)	$ (14,897)